AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 95.4%
Communication Services - 13.6%
Alphabet, Inc., Class A (United States)*	19,063	$1,884,187
Charter Communications, Inc., Class A (United States)*	4,370	1,679,434
Meta Platforms, Inc., Class A (United States)*	4,474	666,492

Total Communication Services		4,230,113
Consumer Discretionary - 4.3%
Amazon.com, Inc. (United States)*	12,905	1,330,893
Consumer Staples - 4.3%
Unilever PLC (United Kingdom)	26,507	1,345,678
Financials - 4.9%
Intercontinental Exchange, Inc. (United States)	6,605	710,368
Moody's Corp. (United States)	2,559	825,917

Total Financials		1,536,285
Health Care - 26.4%
Becton Dickinson and Co. (United States)	3,929	990,972
Bio-Rad Laboratories, Inc., Class A (United States)*	2,150	1,005,039
Catalent, Inc. (United States)*	12,494	669,054
The Cooper Cos, Inc. (United States)	3,264	1,138,908
CVS Health Corp. (United States)	9,321	822,299
Illumina, Inc. (United States)*	2,997	641,957
Sonic Healthcare, Ltd. (Australia)	44,868	1,004,934
Thermo Fisher Scientific, Inc. (United States)	1,812	1,033,438
UnitedHealth Group, Inc. (United States)	1,792	894,548

Total Health Care		8,201,149
	Shares	Value
Industrials - 28.0%
Aena SME SA (Spain)*,1	8,244	$1,238,652
Airbus SE (France)	9,811	1,229,965
BAE Systems PLC (United Kingdom)	89,343	945,790
Canadian Pacific Railway, Ltd. (Canada)	22,645	1,786,690
Safran SA (France)	12,539	1,803,051
Vinci, S.A. (France)	14,911	1,684,788

Total Industrials		8,688,936
Information Technology - 13.9%
Fiserv, Inc. (United States)*	13,342	1,423,325
Mastercard, Inc., Class A (United States)	3,187	1,181,102
Microsoft Corp. (United States)	6,873	1,703,198

Total Information Technology		4,307,625

Total Common Stocks (Cost $30,476,015)		29,640,679
Short-Term Investments - 4.7%
Other Investment Companies - 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	580,621	580,621
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	870,630	870,630

Total Short-Term Investments (Cost $1,451,251)		1,451,251
Total Investments - 100.1% (Cost $31,927,266)		31,091,930
Other Assets, less Liabilities - (0.1)%		(15,692)
Net Assets - 100.0%		$31,076,238

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of this security amounted to $1,238,652 or 4.0% of net assets.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,786,690	$6,902,246	—	$8,688,936
Health Care	7,196,215	1,004,934	—	8,201,149
Information Technology	4,307,625	—	—	4,307,625
Communication Services	4,230,113	—	—	4,230,113
Financials	1,536,285	—	—	1,536,285
Consumer Staples	—	1,345,678	—	1,345,678
Consumer Discretionary	1,330,893	—	—	1,330,893
Short-Term Investments
Other Investment Companies	1,451,251	—	—	1,451,251
Total Investments in Securities	$21,839,072	$9,252,858	—	$31,091,930

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	3.4
Canada	6.0
France	15.9
Spain	4.2
United Kingdom	7.7
United States	62.8
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.